Deposits by Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 195,568	£ 192,926
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	189,587	185,843
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	67	59
Amounts due to Santander UK Group Holdings plc
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	4,759	5,874
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,155	1,150
Equity Index Linked Deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	408	549
Capital amount guaranteed or protected	408	549
Capital amount of return guaranteed	£ 2	£ 2